Accounting Changes and Error Corrections (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements	Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (or ASU) 2023-09, Improvements to Income Tax Disclosures (or ASU 2023-09), which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. This additional disclosure is intended to provide additional information and transparency of income tax disclosures by providing consistent categories and greater disaggregation of information in the rate reconciliation as well as income taxes paid disaggregated by jurisdiction. The amendments in the standard are effective for annual periods beginning after December 15, 2024. The Company adopted this standard with prospective application in its annual period beginning January 1, 2025. The adoption of this new accounting guidance resulted in additional disclosure for income tax reporting in the Company's consolidated financial statements (note 17).

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses, which requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that for each interim and annual reporting period, an entity:
•Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, and (d) intangible asset amortization, included in each relevant expense caption on the face of the income statement within continuing operations;
•Include certain amounts that are already required to be disclosed under current GAAP in the same disclosure as the other disaggregation requirements;
•Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively; and
•Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
The amendments in the standard are effective for annual periods beginning after December 15, 2026 and for interim reporting periods beginning after December 15, 2027. Early adoption is permitted and should be applied prospectively, with retrospective application permitted. The Company expects to adopt this standard in its annual period beginning January 1, 2027. The Company is evaluating the impact of this standard on its consolidated financial statements.